Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2024 and 2025:

	Retail & Digital Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2023 (As Adjusted):
Goodwill(2)	¥—	¥152,236	¥481,263	¥253,725	¥2,300	¥889,524
Accumulated impairment losses(1)(2)	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	—	88,668	—	205,804	2,300	296,772
Goodwill acquired during the fiscal year(3)	15,884	—	94,320	63,063	—	173,267
Foreign currency translation adjustments and other	—	6,995	2,556	14,168	—	23,719
Balance at March 31, 2024 (As Adjusted):
Goodwill	15,884	159,231	578,139	330,956	2,300	1,086,510
Accumulated impairment losses	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥15,884	¥95,663	¥96,876	¥283,035	¥2,300	¥493,758
Goodwill acquired during the fiscal year(3)	63,730	—	—	149,782	—	213,512
Impairment loss	—	—	(32,388)	(117,701)	—	(150,089)
Foreign currency translation adjustments and other	—	(253)	(977)	2,213	—	983
Balance at March 31, 2025:
Goodwill	79,614	158,978	577,162	482,951	2,300	1,301,005
Accumulated impairment losses	—	(63,568)	(513,651)	(165,622)	—	(742,841)
	¥79,614	¥95,410	¥63,511	¥317,329	¥2,300	¥558,164

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)For the balance at March 31, 2023, the Goodwill and Accumulated impairment losses of the Global Corporate & Investment Banking Business Group and Global Commercial Banking Business Group in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.
(3)Goodwill acquired during the fiscal year ended March 31, 2024 and 2025, mainly relate to the acquisitions described in Note 2.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2024 and 2025:

	2024 (As Adjusted)			2025
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,793,187	¥2,865,294	¥927,893	¥4,093,320	¥3,081,494	¥1,011,826
Customer relationships	556,183	291,101	265,082	632,016	335,898	296,118
Core deposit intangibles	130,276	86,535	43,741	138,203	102,052	36,151
Trade names	84,758	46,137	38,621	87,183	50,871	36,312
Other	23,353	9,108	14,245	23,702	9,821	13,881
Total	¥4,587,757	¥3,298,175	1,289,582	¥4,974,424	¥3,580,136	1,394,288
Intangible assets not subject to amortization:
Other			8,178			8,227
Total			¥1,297,760			¥1,402,515

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2026	¥327,448
2027	275,525
2028	234,273
2029	182,129
2030	133,527